Retirement-Related Benefits (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended																12 Months Ended																				12 Months Ended
	Dec. 31, 2012 Defined Benefit Pension Plans U.S. Plan(s)	Dec. 31, 2011 Defined Benefit Pension Plans U.S. Plan(s)	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans	Dec. 31, 2012 Defined Benefit Pension Plans Level 3 Non-U.S. Plans	Dec. 31, 2011 Defined Benefit Pension Plans Level 3 Non-U.S. Plans	Dec. 31, 2012 Defined Benefit Pension Plans Level 3 Non-U.S. Plans Government and related	Dec. 31, 2011 Defined Benefit Pension Plans Level 3 Non-U.S. Plans Government and related	Dec. 31, 2012 Defined Benefit Pension Plans Level 3 Non-U.S. Plans Corporate bonds	Dec. 31, 2011 Defined Benefit Pension Plans Level 3 Non-U.S. Plans Corporate bonds	Dec. 31, 2012 Defined Benefit Pension Plans Level 3 Non-U.S. Plans Private equity	Dec. 31, 2011 Defined Benefit Pension Plans Level 3 Non-U.S. Plans Private equity	Dec. 31, 2012 Defined Benefit Pension Plans Level 3 Non-U.S. Plans Private real estate	Dec. 31, 2011 Defined Benefit Pension Plans Level 3 Non-U.S. Plans Private real estate	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s)	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s)	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) Level 3 U.S. Plan(s)	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) Level 3 U.S. Plan(s)	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) Level 3 U.S. Plan(s) Government and related	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) Level 3 U.S. Plan(s) Government and related	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) Level 3 U.S. Plan(s) Corporate bonds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) Level 3 U.S. Plan(s) Corporate bonds	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) Level 3 U.S. Plan(s) Mortgage and asset-backed securities	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) Level 3 U.S. Plan(s) Mortgage and asset-backed securities	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) Level 3 U.S. Plan(s) Fixed income commingled/ mutual funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) Level 3 U.S. Plan(s) Fixed income commingled/ mutual funds	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) Level 3 U.S. Plan(s) Hedge funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) Level 3 U.S. Plan(s) Hedge funds	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) Level 3 U.S. Plan(s) Private equity	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) Level 3 U.S. Plan(s) Private equity	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) Level 3 U.S. Plan(s) Private real estate	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) Level 3 U.S. Plan(s) Private real estate	Dec. 31, 2012 Nonpension Postretirement Plans	Dec. 31, 2011 Nonpension Postretirement Plans	Dec. 31, 2012 Nonpension Postretirement Plans U.S. Plan(s)	Dec. 31, 2010 Nonpension Postretirement Plans U.S. Plan(s)	Dec. 31, 2012 Nonpension Postretirement Plans Non-U.S. Plans	Dec. 31, 2011 Nonpension Postretirement Plans Non-U.S. Plans
Change in plan assets
Fair value of plan assets, balance at the beginning of the period	$ 51,218	$ 50,259	$ 35,362	$ 35,722	$ 977	$ 720	$ 96		$ 39	$ 11	$ 262	$ 176	$ 580	$ 533	$ 53,630	$ 51,218	$ 7,932	$ 7,786	$ 29		$ 12		$ 45	$ 56	$ 246	$ 221	$ 713	$ 624	$ 4,098	$ 4,251	$ 2,790	$ 2,634			$ 38	$ 35	$ 112	$ 120
Return on assets held at end of year					6	46	3	3	(1)	2	9	30	(5)	11			1,135	468	0	0	0	0	1	(1)	21	25	56	(35)	855	348	202	131
Return on assets sold during the year					14	(5)	3	0	1	0	9	(2)	0	(3)			(359)	14	0	0	2	0	1	0			14	5	(334)	(30)	(41)	39
Purchases, sales and settlements, net			40	(27)	21	237	(26)	100	(29)	28	62	65	14	44			(660)	(492)	(1)	12	(2)	5	(9)	(16)			(26)	(7)	(533)	(471)	(90)	(14)						0
Transfers, net					(10)	0	(2)		(5)		0	0	(3)	0			(15)	157	(22)	17	(1)	7	8	6				127
Foreign exchange impact			305	(537)	34	(22)	1	(7)	0	(2)	11	(7)	23	(6)																							(8)	(15)
Fair value of plan assets, balance at the end of the period	53,630	51,218	38,058	35,362	1,042	977	76	96	5	39	353	262	609	580	53,630	51,218	8,032	7,932	6	29	11	12	45	45	267	246	756	713	4,085	4,098	2,861	2,790			433	35	119	112
EXPECTED CONTRIBUTIONS
Cash contribution by employer to non-U.S. defined benefit plans			557	728
Cash contribution by employer to non-U.S. multi-employer plans			60	70
Period over which company may smooth the change in value of pension assets under revised funding requirements in Worker, Retiree and Employer Recovery Act of 2008	24 months	24 months
Employer contributions, excluding the Medicare-related subsidy																																	693	362	400
Estimated future employer contributions in next fiscal year			$ 700